Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FEDERATED HERMES INSURANCE SERIES
Entity Central Index Key	0000912577
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000026775
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities II (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Fund for U.S. Government Securities II	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 70,231,151
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$70,231,151 Number of Investments172 Portfolio Turnover31% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)14%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	2.6%
Asset-Backed Securities	3.7%
U.S. Government Agency Commericial Mortgage-Backed Securities	4.8%
Cash Equivalents	5.2%
U.S. Government Agency Securities	7.9%
U.S. Treasury Securities	15.0%
U.S. Government Agency Mortgage-Backed Securities	64.3%

Material Fund Change [Text Block]
C000026768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Money Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Money Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 77,630,557
Holdings Count | Holding	93
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$77,630,557 Number of Investments93
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	22.7%
Repurchase Agreements	59.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.4%
91-180 Days	6.9%
31-90 Days	0.4%
8-30 Days	4.1%
1-7 Days	78.3%

Material Fund Change [Text Block]
C000026776
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Income Bond Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 117,743,201
Holdings Count | Holding	456
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$117,743,201 Number of Investments456 Portfolio Turnover12%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Automotive	3.9%
Independent Energy	4.0%
Cash Equivalents	4.5%
Gaming	4.5%
Health Care	4.8%
Building Materials	5.0%
Midstream	5.0%
Cable Satellite	5.5%
Insurance - P&C	9.2%
Technology	12.4%

Material Fund Change [Text Block]
C000026777
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Income Bond Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 117,743,201
Holdings Count | Holding	456
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$117,743,201 Number of Investments456 Portfolio Turnover12%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Automotive	3.9%
Independent Energy	4.0%
Cash Equivalents	4.5%
Gaming	4.5%
Health Care	4.8%
Building Materials	5.0%
Midstream	5.0%
Cable Satellite	5.5%
Insurance - P&C	9.2%
Technology	12.4%

Material Fund Change [Text Block]
C000026779
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$80	1.54%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%
AssetsNet	$ 140,076,118
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$140,076,118 Number of Investments137 Portfolio Turnover11%
Holdings [Text Block]

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.2%
Utilities	1.9%
Communication Services	2.5%
Consumer Staples	2.8%
Materials	3.0%
Real Estate	3.0%
Financials	7.9%
Consumer Discretionary	12.8%
Industrials	20.2%
Health Care	20.6%
Information Technology	21.9%

Material Fund Change [Text Block]
C000026780
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$93	1.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.79%
AssetsNet	$ 140,076,118
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$140,076,118 Number of Investments137 Portfolio Turnover11%
Holdings [Text Block]

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.2%
Utilities	1.9%
Communication Services	2.5%
Consumer Staples	2.8%
Materials	3.0%
Real Estate	3.0%
Financials	7.9%
Consumer Discretionary	12.8%
Industrials	20.2%
Health Care	20.6%
Information Technology	21.9%

Material Fund Change [Text Block]
C000026773
Shareholder Report [Line Items]
Fund Name	Federated Hermes Managed Volatility Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 176,493,513
Holdings Count | Holding	650
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$176,493,513 Number of Investments650 Portfolio Turnover35%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	0.0%Footnote Reference*
Foreign Governments/Agencies	0.1%
Purchased Put Options	0.1%
Emerging Markets Core Fund	0.9%
Federated Hermes High Income Bond Fund II, Class P	1.7%
Cash Equivalents	2.4%
Project and Trade Finance Core Fund	3.3%
International Equity Securities	5.4%
Domestic Equity Securities	38.2%
Domestic Fixed-Income Securities	48.9%
Footnote	Description
Footnote*	Represents less than 0.1%.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.9%
Real Estate	3.9%
Utilities	3.9%
Energy	5.4%
Communication Services	7.0%
Consumer Discretionary	7.5%
Consumer Staples	7.6%
Industrials	12.7%
Health Care	12.8%
Information Technology	14.0%
Financials	21.3%

Material Fund Change [Text Block]
C000199834
Shareholder Report [Line Items]
Fund Name	Federated Hermes Managed Volatility Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
AssetsNet	$ 176,493,513
Holdings Count | Holding	650
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$176,493,513 Number of Investments650 Portfolio Turnover35%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	0.0%Footnote Reference*
Foreign Governments/Agencies	0.1%
Purchased Put Options	0.1%
Emerging Markets Core Fund	0.9%
Federated Hermes High Income Bond Fund II, Class P	1.7%
Cash Equivalents	2.4%
Project and Trade Finance Core Fund	3.3%
International Equity Securities	5.4%
Domestic Equity Securities	38.2%
Domestic Fixed-Income Securities	48.9%
Footnote	Description
Footnote*	Represents less than 0.1%.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.9%
Real Estate	3.9%
Utilities	3.9%
Energy	5.4%
Communication Services	7.0%
Consumer Discretionary	7.5%
Consumer Staples	7.6%
Industrials	12.7%
Health Care	12.8%
Information Technology	14.0%
Financials	21.3%

Material Fund Change [Text Block]
C000026769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Quality Bond Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 134,672,708
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$134,672,708 Number of Investments360 Portfolio Turnover8%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Repurchase Agreements	0.7%
Securities Lending Collateral	1.0%
U.S. Treasury Securities	2.3%
Corporate Bonds	95.9%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000026770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Quality Bond Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 134,672,708
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$134,672,708 Number of Investments360 Portfolio Turnover8%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Repurchase Agreements	0.7%
Securities Lending Collateral	1.0%
U.S. Treasury Securities	2.3%
Corporate Bonds	95.9%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]